NON-CONTROLLING INTERESTS (Details - Summary information) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Revenues	$ 2,982	$ 2,625	$ 2,452
Net (loss) income	403	51	40
Comprehensive income	3,667	1,401	1,369
Profit Loss Attributable To Noncontrolling Interests	274	288	65
Property, plant and equipment, at fair value	29,025	27,096	25,257	$ 18,358
Total assets	34,103	30,904
Total liabilities	16,897	16,622
Total borrowings	10,718		11,766	10,182
Carrying value of non-controlling interests	$ 8,129	6,298	5,589	2,587
Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Place of business	United States, Brazil
Revenues	$ 157	123	118
Net (loss) income	2	(34)	(22)
Comprehensive income	95	(133)	37
Profit Loss Attributable To Noncontrolling Interests	1	(29)	(18)
Property, plant and equipment, at fair value	1,687	1,667
Total assets	1,737	1,718
Total liabilities	536	556
Total borrowings	582	628
Carrying value of non-controlling interests	$ 900	850	963	958
Brookfield Americas Infrastructure Fund | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties	75.00%
Brookfield Americas Infrastructure Fund | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties	80.00%
Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Place of business	United States, Brazil, Europe
Revenues	$ 447	430	394
Net (loss) income	17	(20)	(23)
Comprehensive income	544	529	356
Profit Loss Attributable To Noncontrolling Interests	9	(13)	(16)
Property, plant and equipment, at fair value	5,553	5,153
Total assets	5,831	5,430
Total liabilities	1,979	2,040
Total borrowings	2,395	2,422
Carrying value of non-controlling interests	$ 1,929	1,682	1,654	1,441
Brookfield Infrastructure Fund II | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties	43.00%
Brookfield Infrastructure Fund II | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties	60.00%
Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Interests held by third parties	25.00%
Place of business	United States, Brazil, India, China
Revenues	$ 311	53	28
Net (loss) income	19	18	(8)
Comprehensive income	898	126	(8)
Profit Loss Attributable To Noncontrolling Interests	86	33	15
Property, plant and equipment, at fair value	2,322	2,149
Total assets	3,725	3,294
Total liabilities	838	1,502
Total borrowings	1,441	1,678
Carrying value of non-controlling interests	$ 2,469	1,852	1,085	0
Brookfield Infrastructure Fund III | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties	23.00%
Brookfield Infrastructure Fund III | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties	71.00%
Canadian Hydroelectric Portfolio
Disclosure of subsidiaries [line items]
Interests held by third parties	25.00%
Place of business	Canada
Revenues	$ 38	0	0
Net (loss) income	15	0	0
Comprehensive income	25	0	0
Profit Loss Attributable To Noncontrolling Interests	4	0	0
Property, plant and equipment, at fair value	1,679	0
Total assets	1,975	0
Total liabilities	924	0
Total borrowings	1,933	0
Carrying value of non-controlling interests	$ 276	0	0	0
The Cataylst Group
Disclosure of subsidiaries [line items]
Interests held by third parties	53.00%
Place of business	United States
Revenues	$ 142	135	164
Net (loss) income	56	47	62
Comprehensive income	(16)	57	70
Profit Loss Attributable To Noncontrolling Interests	14	12	16
Property, plant and equipment, at fair value	875	964
Total assets	982	1,066
Total liabilities	369	413
Total borrowings	387	432
Carrying value of non-controlling interests	$ 124	134	127	121
Isagen
Disclosure of subsidiaries [line items]
Interests held by third parties	76.00%
Place of business	Colombia
Revenues	$ 896	797	819
Net (loss) income	331	89	110
Comprehensive income	1,290	236	502
Profit Loss Attributable To Noncontrolling Interests	251	67	86
Property, plant and equipment, at fair value	6,665	5,401
Total assets	7,717	6,526
Total liabilities	1,744	1,858
Total borrowings	3,548	3,336
Carrying value of non-controlling interests	$ 3,169	2,424
Other
Disclosure of subsidiaries [line items]
Interests held by third parties	50.00%
Place of business	United States, Brazil, Canada
Revenues	$ 21	32	27
Net (loss) income	2	7	5
Comprehensive income	16	0	31
Profit Loss Attributable To Noncontrolling Interests	1	3	2
Property, plant and equipment, at fair value	253	411
Total assets	293	426
Total liabilities	70	42
Total borrowings	88	63
Carrying value of non-controlling interests	$ 52	70
Isagen Institutional Investors
Disclosure of subsidiaries [line items]
Interests held by third parties	0.50%
Profit Loss Attributable To Noncontrolling Interests	$ 174	47	47
Carrying value of non-controlling interests	2,212	1,701	1,675	0
Isagen Public non-controlling interests
Disclosure of subsidiaries [line items]
Profit Loss Attributable To Noncontrolling Interests	1	0	19
Carrying value of non-controlling interests	15	9	14	$ 0
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Revenues	2,012	1,570	1,550
Net (loss) income	442	107	124
Comprehensive income	2,852	815	988
Profit Loss Attributable To Noncontrolling Interests	297	53	65
Property, plant and equipment, at fair value	19,034	15,745
Total assets	22,260	18,460
Total liabilities	6,460	6,411
Total borrowings	10,374	8,559
Carrying value of non-controlling interests	$ 8,129	$ 8,129	$ 6,298